Leases - Lease Terms And Discount Rates (Details)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases
Weighted Average Remaining Lease Term (Years)	5 years 1 month 2 days	3 years 8 months 26 days	4 years 9 months 29 days
Weighted Average Discount Rate	11.20%	10.30%	10.00%